Document and Entity Information	Jun. 15, 2021
Cover [Abstract]
Entity Registrant Name	FIVE BELOW, INC
Amendment Flag	false
Entity Central Index Key	0001177609
Document Type	8-K
Document Period End Date	Jun. 15, 2021
Entity Incorporation State Country Code	PA
Entity File Number	001-35600
Entity Tax Identification Number	75-3000378
Entity Address, Address Line One	701 Market
Entity Address, Address Line Two	Street
Entity Address, Address Line Three	Suite 300
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19106
City Area Code	(215)
Local Phone Number	546-7909
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	FIVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false